Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Leasehold improvements	152,993	131,588
Electronic equipment	38,886	36,101
Machinery	10,911	13,178
Office furniture and equipment	9,037	10,146
Vehicles	4,412	4,398
Construction in progress	1,792	31,389
Total	218,031	226,800
Less: accumulated depreciation	(138,891)	(161,922)
Less: impairment charges	(3,521)	-
Property and equipment, net	75,619	64,878

The Group recorded depreciation expense of RMB130,666, RMB114,047 and RMB53,683 for the years ended December 31, 2021, 2022 and 2023 respectively.

The Group recorded impairment losses for property and equipment of RMB12,352, RMB72,629 and nil for the years ended December 31, 2021, 2022 and 2023 respectively. The impairment losses were mainly charged for leasehold improvements of certain offline stores decided to close. The impairment losses were charged to selling and marketing expenses in the consolidated statements of operations.